Share-based payments (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Changes in Stock Options and Restricted Stock Units	Set out below is an overview of changes in the Stock Options and Restricted Stock Units (“RSUs”) during the six months ended June 30, 2023.

	Stock Options		RSUs
	Outstanding options	Weighted average exercise price	Outstanding RSUs
		$
Outstanding January 1, 2023	3,181,538	10.95	795,694
Granted	846,000	8.05	413,988
Exercised	—	—	(73,410)
Forfeited	(42,875)	11.28	(49,937)
Outstanding June 30, 2023	3,984,663	10.34	1,086,335

Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula

The inputs and outputs used in the measurement of the fair value per option at each grant/ measurement date using the Black-Scholes formula (including the related number of options and the fair value of the options) were as follows:

April 6, 2023
Number of options	846,000
Fair value of the options	€5.92
Fair value of the ordinary shares	€7.38
Exercise price	€7.38
Expected volatility (%)	100%
Expected life (years)	6.1
Risk-free interest rate (%)	3.4%
Expected dividend yield	—